OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans to third parties	[1]		$ 5,403
Third Party Loan One [Member]
Loans to third parties			$ 617
Debt instrument term			1 year
Debt instrument interest rate			4.35%
Third Party Loan Two [Member]
Loans to third parties			$ 1,698
Debt instrument term			1 year
Debt instrument interest rate			4.35%
Third Party Loan Two [Member] | Subsequent Event [Member]
Repayment of loan		$ 1,698
Third Party Loan Three [Member]
Loans to third parties			$ 3,088
Debt instrument term			3 months
Debt instrument interest rate			5.655%

[1]	Loans to third parties represented the loans to three third parties. On December 3, 2015, December 21, 2015 and December 24, 2015, the Group entered into three loan agreements with three third parties amounting to $617, $1,698 and $3,088, respectively with the terms of one year, one year and three months, respectively. The interest rates were 4.35%, 4.35% and 5.655% without any assets pledged. The loan of $1,698 was subsequently repaid in January 2016.